CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Stock Payable	Noncontrolling Interest	Accumulated Other Comprehensive Income / (Loss)	Deficit accumulated during exploration stage
Balance, shares at Dec. 31, 2019		144,737,790
Balance, amount at Dec. 31, 2019	$ (2,113,473)	$ 144,738	$ 0	$ 27,220,007	$ 0	$ 0	$ 344	$ (29,478,562)
Related party issuance on sale of shell, shares			1,000,000
Related party issuance on sale of shell, amount	0		$ 1,000	(1,000)
Investment units issued for cash at $0.024 per unit, shares		12,107,297
Investment units issued for cash at $0.024 per unit, amount	290,000	$ 12,107		277,893
Investment units issued for cash at $0.0425 per unit, shares		100,000,000
Investment units issued for cash at $0.0425 per unit, amount	425,000	$ 100,000		325,000
Issued for services, shares		250,000
Issued for services, amount	13,750	$ 250		13,500
Common Stock issued for cash to related party, shares		100,000,000
Common Stock issued for cash to related party, amount	1,000	$ 100,000		(99,000)
Common Stock - Related party compensation	5,303,350			5,299,000	4,350
Shares to be issued for acquisition	145,297				145,297
Donated capital	171,478			171,478
Net loss	(5,957,927)							(5,957,927)
Foreign currency translation	(344)						(344)
Balance, amount at Dec. 31, 2020	(1,721,869)	$ 357,095	$ 1,000	33,206,878	149,647	0	0	(35,436,489)
Balance, shares at Dec. 31, 2020		357,095,087	1,000,000
Investment units issued for cash at $0.024 per unit, shares		11,267,424
Investment units issued for cash at $0.024 per unit, amount	270,000	$ 11,268		258,732
Issued for services, shares		850,000
Issued for services, amount	54,100	$ 850		53,250
Net loss	(3,419,621)							(3,419,621)
Common Stock - Related party compensation, shares		4,928,775
Common Stock - Related party compensation, amount	319,045	$ 4,929		314,116
Common Stock - debt conversion, related party, shares		65,285,714
Common Stock - debt conversion, related party, amount	4,515,266	$ 65,285		4,449,981
Shares issued as inducement for borrowing at $0.0667 per unit, shares		750,000
Shares issued as inducement for borrowing at $0.0667 per unit, amount	60,825	$ 750		60,075
Shares issued for acquisition, shares		2,800,000
Shares issued for acquisition, amount	0	$ 2,800		118,877	(121,677)
Non-Controlling Interest	(93,328)	0				(93,328)
Balance, amount at Dec. 31, 2021	$ (15,582)	$ 442,977	$ 1,000	$ 38,461,909	$ 27,970	$ (93,328)	$ 0	$ (38,856,110)
Balance, shares at Dec. 31, 2021		442,977,000	1,000,000
Issued for services, shares	100,000
Net loss	$ (435,501)
Balance, amount at Sep. 30, 2022	$ (118,346)